Goodwill and Intangible Assets, Net (Change in Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, gross	$ 1,059,051	$ 1,059,051		$ 1,059,051
Accumulated purchase accounting adjustments	3,604	3,604		3,604
Accumulated impairment losses	(784,636)	(784,636)		(784,636)
Cumulative translation adjustments	(5,997)	(8,197)		(8,118)
Accumulated disposal adjustments	(1,050)	(1,050)		0
Goodwill	270,972	268,772	270,058	269,901
Translation adjustments	2,200	(79)
Disposal adjustment	$ 0	$ (1,050)